AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.   2450 South Shore Boulevard, League
City, TX 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Allan W. Matthews
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                      Gordon D. Dixon, Vice President and
           Portfolio Manager, Growth, Managed and Balanced Portfolios
                       Terry E. Frank, Vice President and
                   Portfolio Manager, Money Market Portfolio
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

               TRANSFER AGENT, REGISTAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                              INDEPENDENT AUDITORS
                           Tait, Weller & Baker, CPA
                         8 Penn Center Plaza, Suite 800
                          Philadelphia, PA 19103-2108

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AUTO & TRUCK MANUFACTURERS--1.79%
DaimlerChrysler AG                                     1,247  $   110,827
Ford Motor Company                                     1,500       84,656
General Motors Corporation                             2,000      132,000
                                                              -----------
                                                                  327,483
AUTO PARTS MANUFACTURERS--0.14%
Delphi Automotive Systems Corporation                  1,397       25,932

BANKS--3.79%
Bank of America Corporation                            2,000      146,625
Comerica, Incorporated                                 1,350       80,241
Morgan (J.P.) & Company                                  500       70,250
PNC Bank Corporation                                   1,600       92,200
U.S. Bancorp                                           5,200      176,800
Wells Fargo Company                                    3,000      128,250
                                                              -----------
                                                                  694,366
BEVERAGES--2.32%
Anheuser-Busch Companies, Incorporated                 6,000      425,625

CHEMICALS--2.22%
Cabot Corporation                                        800       19,350
Hercules, Incorporated                                 2,600      102,212
Monsanto Company                                       3,500      138,031
Praxair, Incorporated                                  3,000      146,813
                                                              -----------
                                                                  406,406
COMMUNICATION EQUIPMENT--5.74%
Lucent Technologies, Incorporated                     13,025      878,373
Nortel Networks Corporation                            2,000      173,625
                                                              -----------
                                                                1,051,998
COMPUTER RELATED--4.56%
Apple Computer, Incorporated*                          1,900       87,994
Cisco Systems, Incorporated*                           5,100      328,950
EMC Corporation*                                       3,600      198,000
Sun Microsystems, Incorporated*                        3,200      220,400
                                                              -----------
                                                                  835,344
COMPUTER SOFTWARE--7.80%
BMC Software, Incorporated*                            3,200      172,800
Microsoft Corporation*                                 7,200      649,350
Network Associates, Incorporated*                      3,000       44,062
Novell, Incorporated*                                 12,000      318,000
VERITAS Software Corporation*                          2,600      246,838
                                                              -----------
                                                                1,431,050
COSMETICS/TOILETRIES--0.97%
Procter & Gamble Company                               2,000      178,500

COMMON STOCK                                         SHARES      VALUE

DIVERSIFIED--1.76%
AlliedSignal, Incorporated                             3,200  $   201,600
Coltec Industries, Incorporated*                       5,600      121,450
                                                              -----------
                                                                  323,050
DRUGS--5.56%
Bristol-Myers Squibb Company                           4,000      281,750
Merck & Company, Incorporated                          2,000      148,000
Pfizer, Incorporated                                   2,100      230,475
Schering-Plough Corporation                            4,800      254,400
Warner-Lambert Company                                 1,500      104,063
                                                              -----------
                                                                1,018,688
ELECTRICAL EQUIPMENT--3.01%
General Electric Company                               3,700      418,100
Solectron Corporation*                                 2,000      133,375
                                                              -----------
                                                                  551,475
ENVIRONMENTAL--1.20%
Republic Services, Incorporated (Class A)*             5,400      133,650
Waste Management, Incorporated                         1,595       85,731
                                                              -----------
                                                                  219,381
EXPLORATION & DRILLING--1.99%
Global Marine, Incorporated*                           2,500       38,594
Kerr-McGee Corporation                                 2,100      105,394
Tidewater, Incorporated                                3,500      106,750
Union Pacific Resources Group, Incorporated            7,000      114,187
                                                              -----------
                                                                  364,925
FINANCIAL SERVICES--2.60%
American General Corporation                           2,000      150,750
Associates First Capital Corporation                     786       34,830
Countrywide Credit Industries, Incorporated            3,000      128,250
Morgan Stanley, Dean Witter, Discover and Company      1,000      102,500
Reliance Group Holdings, Incorporated                  8,200       60,987
                                                              -----------
                                                                  477,317
FOOD PRODUCERS--3.47%
ConAgra, Incorporated                                  3,000       79,875
IBP, Incorporated                                      2,500       59,375
Interstate Bakeries Corporation                        4,500      100,969
McCormick & Company, Incorporated                      2,000       63,125
Smithfield Foods, Incorporated*                        5,000      167,187
Tyson Foods, Incorporated                              3,600       81,000
Universal Foods Corporation                            4,000       84,500
                                                              -----------
                                                                  636,031
FOOD RETAILERS--1.36%
Albertson's, Incorporated                              1,300       67,031
Safeway, Incorporated*                                 3,700      183,150
                                                              -----------
                                                                  250,181

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
FURNITURE/APPLIANCES--1.44%
Black & Decker Corporation                             3,000  $   189,375
Whirlpool Corporation                                  1,000       74,000
                                                              -----------
                                                                  263,375
HEALTHCARE DISTRIBUTORS--0.73%
Bergen Brunswig Corporation (Class A)                  5,000       86,250
McKesson HBOC, Incorporated                            1,480       47,545
                                                              -----------
                                                                  133,795
HOMEBUILDING/SUPPLIES--0.39%
Centex Corporation                                     1,900       71,369

INSURANCE COMPANIES--3.52%
CIGNA Corporation                                      2,100      186,900
Citigroup, Incorporated                                8,250      391,875
Conseco, Incorporated                                  2,200       66,962
                                                              -----------
                                                                  645,737
LEISURE TIME--0.61%
Brunswick Corporation                                  4,000      111,500

MACHINERY/EQUIPMENT--0.79%
Deere & Company                                        2,000       79,250
Flowserve Corporation                                  3,500       66,281
                                                              -----------
                                                                  145,531
MEDIA - TV/RADIO/CABLE--0.81%
MediaOne Group, Incorporated*                          2,000      148,750

MEDICAL PRODUCTS/SUPPLIES--2.09%
Abbott Laboratories                                    2,000       91,000
Beckman Coulter, Incorporated                          2,000       97,250
Biomet, Incorporated                                   4,900      194,775
                                                              -----------
                                                                  383,025
MEDICAL SERVICES--2.63%
Aetna, Incorporated                                    2,000      178,875
PacifiCare Health Systems, Incorporated (Class B)*     1,600      115,100
United Healthcare Corporation                          3,000      187,875
                                                              -----------
                                                                  481,850
METALS & MINING--0.31%
Kinross Gold Corporation*                             33,616       56,727

NATURAL GAS--1.34%
Enron Corporation                                      3,000      245,250

OIL DOMESTIC--0.86%
Murphy Oil Corporation                                   800       39,050
Unocal Corporation                                     3,000      118,875
                                                              -----------
                                                                  157,925
COMMON STOCK                                         SHARES      VALUE
OIL INTERNATIONAL--5.19%
BP Amoco p.l.c.                                        1,323  $   143,545
Chevron Corporation                                    1,000       95,187
Elf Aquitaine ADR                                      3,000      220,688
Royal Dutch Petroleum Company                          5,000      301,250
Schlumberger Limited                                   3,000      191,063
                                                              -----------
                                                                  951,733
PHOTOGRAPHY/IMAGING--2.25%
Xerox Corporation                                      7,000      413,438

RETAIL - GENERAL--2.15%
Federated Department Stores, Incorporated*             2,600      137,638
J. C. Penney Company, Incorporated                     5,300      257,381
                                                              -----------
                                                                  395,019
RETAIL - SPECIALTY--1.43%
Group 1 Automotive, Incorporated*                     10,000      211,250
Officemax, Incorporated*                               4,300       51,600
                                                              -----------
                                                                  262,850
SEMICONDUCTORS--1.62%
Intel Corporation                                      5,000      297,500

SPECIALTY PRINTING/SERVICES--0.29%
Banta Corporation                                      2,500       52,500

STEEL--1.48%
Allegheny Teledyne, Incorporated                       4,000       90,500
LTV Corporation                                       15,000      100,313
USX-U. S. Steel Group                                  3,000       81,000
                                                              -----------
                                                                  271,813
TELEPHONE--1.28%
Alltel Corporation                                     2,000      143,000
US West, Incorporated New                              1,554       91,298
                                                              -----------
                                                                  234,298
TRUCKING & SHIPPING--0.83%
USFreightways Corporation                              3,300      152,831
                                  TOTAL COMMON STOCK--82.32%
                                           (Cost $9,901,613)   15,094,568
                                                              -----------

                                                      FACE
COMMERCIAL PAPER                                     AMOUNT

ELECTRIC POWER--2.75%
Indiana Michigan Power Company, 5.80%, 07/02/99     $505,000      504,919

ENERGY - MISCELLANEOUS--3.68%
Penn Fuel Corporation, 5.15%, 07/01/99               674,000      674,000

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

                                                      FACE
COMMERCIAL PAPER                                     AMOUNT      VALUE

FINANCIAL SERVICES--3.52%
Case Credit, 5.50%, 07/06/99                        $499,000  $   498,618
Penn Power & Light Energy Trust, 5.47%, 07/21/99     148,000      147,550
                                                              -----------
                                                                  646,168
PAPER/FOREST PRODUCT--2.00%
Potlatch Corporation, 5.20%, 07/08/99                367,000      366,628

RETAIL - SPECIALTY--5.76%
Mattel, Incorporated, 5.18%, 07/07/99                476,000      475,589
The Limited, Incorporated, 5.30%, 07/09/99           581,000      580,315
                                                              -----------
                                                                1,055,904
                                                              -----------
                              TOTAL COMMERCIAL PAPER--17.71%
                                           (Cost $3,247,619)    3,247,619
                                                              -----------
                                  TOTAL INVESTMENTS--100.03%
                                          (Cost $13,149,232)   18,342,187
              LIABILITIES IN EXCESS OF OTHER ASSETS--(0.03%)       (6,586)
                                                              -----------
                                         NET ASSETS--100.00%  $18,335,601
                                                              -----------
                                                              -----------
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
MANAGED PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AUTO & TRUCK MANUFACTURERS--0.92%
DaimlerChrysler AG                                      436   $    38,749
Ford Motor Company                                    1,318        74,385
General Motors Corporation                              800        52,800
                                                              -----------
                                                                  165,934
AUTO PARTS MANUFACTURERS--0.06%
Delphi Automotive Systems Corporation                   559        10,376

BANKS--4.69%
Bank of America Corporation                           2,000       146,625
Comerica, Incorporated                                3,000       178,312
Morgan (J.P.) & Company                                 500        70,250
PNC Bank Corporation                                  2,400       138,300
TCF Financial Corporation                             6,000       167,250
U.S. Bancorp                                          4,300       146,200
                                                              -----------
                                                                  846,937
BEVERAGES--1.77%
Anheuser-Busch Companies, Incorporated                4,500       319,219
CHEMICALS--2.25%
Goodrich (B.F.) Company                               5,000       212,500
Hercules, Incorporated                                2,300        90,419
Praxair, Incorporated                                 2,100       102,769
                                                              -----------
                                                                  405,688
COMMUNICATIONS EQUIPMENT--5.13%
Lucent Technologies, Incorporated                    12,206       823,159
Nortel Networks Corporation                           1,200       104,175
                                                              -----------
                                                                  927,334
COMPUTER RELATED--7.43%
Cisco Systems, Incorporated*                          5,100       328,950
EMC Corporation*                                      3,400       187,000
Sun Microsystems, Incorporated*                      12,000       826,500
                                                              -----------
                                                                1,342,450
COMPUTER SOFTWARE--5.81%
Microsoft Corporation*                                6,800       613,275
Network Associates, Incorporated*                     2,850        41,859
Novell, Incorporated*                                 5,600       148,400
VERITAS Software Corporation*                         2,600       246,838
                                                              -----------
                                                                1,050,372
CONSTRUCTION--0.16%
Foster Wheeler Corporation                            2,000        28,250

DIVERSIFIED--1.61%
AlliedSignal, Incorporated                            2,900       182,700
Coltec Industries, Incorporated*                      5,000       108,437
                                                              -----------
                                                                  291,137
DRUGS--2.35%
Schering-Plough Corporation                           8,000       424,000

COMMON STOCK                                         SHARES      VALUE

ELECTRICAL EQUIPMENT--3.71%
Emerson Electric Company                              1,000   $    62,875
General Electric Company                              3,500       395,500
Solectron Corporation*                                1,900       126,706
York International Corporation                        2,000        85,625
                                                              -----------
                                                                  670,706
ELECTRIC POWER--0.77%
Allegheny Energy, Incorporated                          800        25,650
DTE Energy Company                                    2,000        80,000
UtiliCorp United, Incorporated                        1,350        32,822
                                                              -----------
                                                                  138,472
ENVIRONMENTAL--1.48%
Waste Management, Incorporated                        4,982       267,783

EXPLORATION & DRILLING--1.82%
Global Marine Incorporated*                           1,600        24,700
Kerr-McGee Corporation                                1,800        90,337
Tidewater, Incorporated                               3,900       118,950
Union Pacific Resources Group, Incorporated           5,846        95,363
                                                              -----------
                                                                  329,350
FINANCIAL SERVICES--1.69%
Associates First Capital Corporation                    690        30,576
Countrywide Credit Industries, Incorporated           2,800       119,700
Morgan Stanley, Dean Witter, Discover and Company     1,000       102,500
Reliance Group Holdings, Incorporated                 7,100        52,806
                                                              -----------
                                                                  305,582
FOODS PRODUCERS--2.93%
ConAgra, Incorporated                                 4,000       106,500
IBP, Incorporated                                     4,500       106,875
Interstate Bakeries Corporation                       4,100        91,994
McCormick & Company, Incorporated                     2,000        63,125
Smithfield Foods, Incorporated*                       4,800       160,500
                                                              -----------
                                                                  528,994
FOODS RETAILERS--1.36%
Albertson's, Incorporated                             1,500        77,344
Safeway, Incorporated*                                3,400       168,300
                                                              -----------
                                                                  245,789
FURNITURE/APPLIANCES--1.39%
Black & Decker Corporation                            2,800       176,750
Whirlpool Corporation                                 1,000        74,000
                                                              -----------
                                                                  250,750
HEALTHCARE DISTRIBUTORS--0.61%
Bergen Brunswig Corporation (Class A)                 5,000        86,250
McKesson HBOC Incorporated                              777        24,961
                                                              -----------
                                                                  111,211
HOMEBUILDING/SUPPLIES--0.39%
Centex Corporation                                    1,900        71,369

INSURANCE COMPANIES--3.87%
CIGNA Corporation                                     1,800       160,200
Citigroup, Incorporated                               7,800       370,500
Conseco, Incorporated                                 5,520       168,015
                                                              -----------
                                                                  698,715

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
MANAGED PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
LEISURE TIME--0.46%
Brunswick Corporation                                 3,000   $    83,625
MACHINERY/EQUIPMENT--0.70%
Deere & Company                                       2,000        79,250
Flowserve Corporation                                 2,500        47,344
                                                              -----------
                                                                  126,594
MEDIA - TV/RADIO/CABLE--0.41%
MediaOne Group, Incorporated*                         1,000        74,375

MEDICAL PRODUCTS/SUPPLIES--2.70%
Abbott Laboratories                                   6,000       273,000
Beckman Coulter, Incorporated                         1,000        48,625
Biomet, Incorporated                                  4,200       166,950
                                                              -----------
                                                                  488,575
MEDICAL SERVICES--1.78%
Aetna, Incorporated                                   1,200       107,325
PacifiCare Health Systems, Incorporated (Class B)*    1,400       100,712
United Healthcare Corporation                         1,800       112,725
                                                              -----------
                                                                  320,762
METALS & MINING--0.21%
Kinross Gold Corporation*                            22,411        37,819
NATURAL GAS--1.04%
Enron Corporation                                     2,300       188,025

OIL DOMESTIC--0.16%
Murphy Oil Corporation                                  600        29,287
OIL INTERNATIONAL--5.46%
Chevron Corporation                                   1,000        95,187
Elf Aquitaine ADR                                     1,000        73,562
Exxon Corporation                                     1,000        77,125
Royal Dutch Petroleum Company                         6,000       361,500
Schlumberger Limited                                  4,000       254,750
Texaco, Incorporated                                  2,000       125,000
                                                              -----------
                                                                  987,124
PAPER/FOREST PRODUCTS--0.27%
Weyerhaeuser Company                                    700        48,125

PHOTOGRAPHY/IMAGING--1.96%
Xerox Corporation                                     6,000       354,375

REAL ESTATE/REITS--2.69%
Centerpoint Properties Corporation                    1,800        65,925
Crescent Real Estate Equities Company                 5,000       118,750
Equity Office Properties Trust                       10,000       256,250
HRPT Properties Trust                                 3,000        45,938
                                                              -----------
                                                                  486,863
RETAIL - DISCOUNT--0.36%
Kmart Corporation*                                    4,000        65,750
COMMON STOCK                                         SHARES      VALUE

RETAIL - GENERAL--2.13%
Federated Department Stores, Incorporated*            2,500   $   132,344
J. C. Penney Company, Incorporated                    5,200       252,525
                                                              -----------
                                                                  384,869
RETAIL - SPECIALTY--0.27%
Officemax, Incorporated*                              4,100        49,200

SEMICONDUCTORS--1.51%
Intel Corporation                                     4,600       273,700

SPECIALTY PRINTING/SERVICES--0.26%
Banta Corporation                                     2,200        46,200

STEEL--1.47%
Allegheny Teledyne, Incorporated                      4,000        90,500
LTV Corporation                                      14,000        93,625
USX-U. S. Steel Group                                 3,000        81,000
                                                              -----------
                                                                  265,125
TELECOM - CELLULAR--0.42%
GTE Corporation                                       1,000        75,750

TELEPHONE--1.05%
Alltel Corporation                                    1,800       128,700
US West, Incorporated New                             1,027        60,336
                                                              -----------
                                                                  189,036
TOBACCO--0.32%
UST, Incorporated                                     2,000        58,500

TRUCKING & SHIPPING--0.77%
USFreightways Corporation                             3,000       138,938
                                                              -----------
                                  TOTAL COMMON STOCK--78.60%
                                           (Cost $9,361,241)   14,202,890
                                                              -----------
CONVERTIBLE PREFERRED STOCK
OIL DOMESTIC--0.62%
Unocal Capital Trust                                  2,000       112,000
                                                              -----------
                    TOTAL CONVERTIBLE PREFERRED STOCK--0.62%
                                             (Cost $106,164)      112,000
                                                              -----------

                                                      FACE
COMMERCIAL PAPER                                     AMOUNT
ELECTRIC POWER--7.13%
Indiana Michigan Power Company, 5.70%, 07/06/99     $550,000      549,564
Minnesota Power & Light Company, 5.45%, 07/02/99     739,000      738,888
                                                              -----------
                                                                1,288,452
ENERGY - MISCELLANEOUS--1.52%
Penn Fuel Corporation, 5.15%, 07/01/99               275,000      275,000

FINANCIAL SERVICES--1.36%
Case Credit, 5.42%, 07/14/99                         246,000      245,518

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
MANAGED PORTFOLIO, CONTINUED

                                                      FACE
COMMERCIAL PAPER                                     AMOUNT      VALUE
PAPER/FOREST PRODUCT--1.92%
Potlatch Corporation, 5.20%, 07/08/99               $348,000  $   347,648

RETAIL - SPECIALTY--5.61%
Mattel, Incorporated, 5.18%, 07/07/99                482,000      481,583
The Limited, Incorporated, 5.30%, 07/09/99           533,000      532,372
                                                              -----------
                                                                1,013,955
UTILITY - MISCELLANEOUS--3.04%
Orange & Rockland Utilities, Incorporated, 5.00%,
 07/02/99                                            549,000      548,924
                                                              -----------
                              TOTAL COMMERCIAL PAPER--20.58%
                                           (Cost $3,719,497)    3,719,497
                                                              -----------
                                   TOTAL INVESTMENTS--99.80%
                                          (Cost $13,186,902)   18,034,387
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.20%       35,209
                                                              -----------
                                         NET ASSETS--100.00%  $18,069,596
                                                              -----------
                                                              -----------
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AUTO & TRUCK MANUFACTURERS--0.66%
DaimlerChrysler AG                                       124  $    11,020
Ford Motor Company                                       500       28,219
General Motors Corporation                               300       19,800
                                                              -----------
                                                                   59,039
AUTO PARTS MANUFACTURERS--0.04%
Delphi Automotive Systems Corporation                    209        3,880

BANKS--2.38%
Bank of America Corporation                              600       43,987
Comerica, Incorporated                                   900       53,494
Morgan (J.P.) & Company                                  200       28,100
PNC Bank Corporation                                     400       23,050
U.S. Bancorp                                           1,000       34,000
Wells Fargo Company                                      700       29,925
                                                              -----------
                                                                  212,556
BEVERAGES--0.48%
Anheuser-Busch Companies, Incorporated                   600       42,563

CHEMICALS--0.77%
Cabot Corporation                                        600       14,513
Hercules, Incorporated                                   500       19,656
Praxair, Incorporated                                    700       34,256
                                                              -----------
                                                                   68,425
COMMUNICATIONS EQUIPMENT--1.90%
Lucent Technologies, Incorporated                      2,000      134,875
Nortel Networks Corporation                              400       34,725
                                                              -----------
                                                                  169,600
COMPUTER RELATED--4.27%
Cisco Systems, Incorporated*                           1,800      116,100
EMC Corporation*                                       1,800       99,000
Sun Microsystems, Incorporated*                        2,400      165,300
                                                              -----------
                                                                  380,400
COMPUTER SOFTWARE--2.64%
Microsoft Corporation*                                   500       45,094
Network Associates, Incorporated*                        750       11,015
Novell, Incorporated*                                  2,100       55,650
VERITAS Software Corporation*                          1,300      123,419
                                                              -----------
                                                                  235,178
CONSTRUCTION--0.08%
Foster Wheeler Corporation                               500        7,062
COSMETICS & TOILETRIES--1.20%
Procter & Gamble Company                               1,200      107,100
DIVERSIFIED--1.60%
AlliedSignal, Incorporated                             1,400       88,200
Coltec Industries, Incorporated*                       2,500       54,219
                                                              -----------
                                                                  142,419
DRUGS--4.04%
Bristol-Myers Squibb Company                           1,600      112,700
Pfizer, Incorporated                                   1,000      109,750
Schering-Plough Corporation                            2,600      137,800
                                                              -----------
                                                                  360,250
ELECTRICAL EQUIPMENT--2.63%
General Electric Company                               1,100      124,300
Solectron Corporation*                                   950       63,353
York International Corporation                         1,100       47,094
                                                              -----------
                                                                  234,747

COMMON STOCK                                         SHARES      VALUE
ELECTRIC POWER--0.66%
Allegheny Energy, Incorporated                           400  $    12,825
DTE Energy Company                                       700       28,000
UtiliCorp United, Incorporated                           750       18,234
                                                              -----------
                                                                   59,059
ENVIRONMENTAL--0.87%
Waste Management, Incorporated                         1,450       77,938

EXPLORATION & DRILLING--0.49%
Global Marine Incorporated*                              900       13,894
Kerr-McGee Corporation                                   200       10,037
Tidewater, Incorporated                                  500       15,250
Union Pacific Resources Group, Incorporated              254        4,143
                                                              -----------
                                                                   43,324
FINANCIAL SERVICES--1.73%
American General Corporation                             300       22,612
Associates First Capital Corporation                     262       11,610
Countrywide Credit Industries, Incorporated            1,400       59,850
Morgan Stanley, Dean Witter, Discover and Company        300       30,750
Reliance Group Holdings, Incorporated                  4,000       29,750
                                                              -----------
                                                                  154,572
FOOD PRODUCERS--1.53%
IBP, Incorporated                                        900       21,375
Interstate Bakeries Corporation                        2,100       47,119
Smithfield Foods, Incorporated*                        1,400       46,813
Universal Foods Corporation                            1,000       21,125
                                                              -----------
                                                                  136,432
FOOD RETAILERS--1.30%
Albertson's, Incorporated                                600       30,938
Safeway, Incorporated*                                 1,700       84,150
                                                              -----------
                                                                  115,088
HEALTHCARE DISTRIBUTORS--0.44%
Bergen Brunswig Corporation (Class A)                  1,750       30,187
McKesson HBOC, Incorporated                              296        9,509
                                                              -----------
                                                                   39,696
HOMEBUILDING/SUPPLIES--0.30%
Centex Corporation                                       700       26,294

INSURANCE COMPANIES--2.25%
CIGNA Corporation                                        600       53,400
Citigroup, Incorporated                                2,400      114,000
Conseco, Incorporated                                  1,100       33,481
                                                              -----------
                                                                  200,881
LEISURE TIME--0.53%
Brunswick Corporation                                  1,700       47,388

MACHINERY & EQUIPMENT--0.19%
Flowserve Corporation                                    900       17,044

MEDIA - TV/RADIO/CABLE--0.50%
MediaOne Group, Incorporated*                            600       44,625

MEDICAL PRODUCTS/SUPPLIES--3.11%
Abbott Laboratories                                    2,200      100,100
Beckman Coulter, Incorporated                            400       19,450
Biomet, Incorporated                                   2,500       99,375
Johnson & Johnson                                        600       58,800
                                                              -----------
                                                                  277,725

SCHEDULE OF INVESTMENTS  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
MEDICAL SERVICES--1.58%
Aetna, Incorporated                                      400  $    35,775
PacifiCare Health Systems, Incorporated (Class B)*       500       35,969
United Healthcare Corporation                          1,100       68,887
                                                              -----------
                                                                  140,631
NATURAL GAS--1.19%
Enron Corporation                                      1,300      106,275

OIL DOMESTIC--0.11%
Murphy Oil Corporation                                   200        9,763

OIL INTERNATIONAL--1.54%
BP Amoco p.l.c.                                          264       28,644
Chevron Corporation                                      600       57,112
Elf Aquitaine ADR                                        700       51,494
                                                              -----------
                                                                  137,250
PAPER/FOREST PRODUCTS--0.23%
Weyerhaeuser Company                                     300       20,625

REAL ESTATE/REITS--0.19%
HRPT Properties Trust                                  1,100       16,844
RETAIL - GENERAL--1.30%
Federated Department Stores, Incorporated*               900       47,644
J. C. Penney Company, Incorporated                     1,400       67,987
                                                              -----------
                                                                  115,631
RETAIL - SPECIALTY--0.19%
Officemax, Incorporated*                               1,400       16,800

SEMICONDUCTORS--0.93%
Intel Corporation                                      1,400       83,300
COMMON STOCK                                         SHARES      VALUE

SPECIALTY PRINTING/SERVICES--0.37%
Banta Corporation                                        900  $    18,900
Toys "R" Us, Incorporated*                               700       14,481
                                                              -----------
                                                                   33,381
STEEL--0.86%
Allegheny Teledyne, Incorporated                       1,000       22,625
LTV Corporation                                        4,000       26,750
USX-U. S. Steel Group                                  1,000       27,000
                                                              -----------
                                                                   76,375
TELECOM - CELLULAR--0.42%
GTE Corporation                                          500       37,875

TELEPHONE--0.97%
Alltel Corporation                                       700       50,050
US West, Incorporated New                                616       36,190
                                                              -----------
                                                                   86,240
TOBACCO--0.23%
UST, Incorporated                                        700       20,475

TRUCKING & SHIPPING--0.26%
USFreightways Corporation                                500       23,156
                                                              -----------
                                  TOTAL COMMON STOCK--46.96%
                                           (Cost $2,674,129)    4,187,906
                                                              -----------
CONVERTIBLE PREFERRED STOCK
OIL DOMESTIC--0.31%
Unocal Capital Trust                                     500       28,000
                                                              -----------
                    TOTAL CONVERTIBLE PREFERRED STOCK--0.31%
                                              (Cost $26,541)       28,000
                                                              -----------

SCHEDULE OF INVESTMENTS  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

                                                      FACE
BONDS AND NOTES                                      AMOUNT      VALUE
CORPORATE BONDS--
AUTO PARTS MANUFACTURERS--1.03%
TRW, Incorporated, 6.30%, 05/15/08                  $100,000  $    92,187
BUILDING SUPPLIES--1.09%
Lafarge Corporation, 6.375%, 07/15/05                100,000       97,422
TELEPHONE--1.08%
US West Communications, Incorporated, 6.125%,
 11/15/05                                            100,000       96,672
                                                              -----------
                                                                  286,281
GOVERNMENT AGENCIES--15.74%
Federal Farm Credit Banks, 5.25%, 05/01/02           100,000       98,137
Federal Home Loan Bank, 4.875%, 01/22/02             250,000      243,802
Federal Home Loan Bank, 5.125%, 09/15/03             200,000      192,434
Federal Home Loan Bank, 5.25%, 04/25/02              150,000      147,231
Federal Home Loan Bank, 5.495%, 03/22/04             100,000       96,981
Federal Home Loan Mortgage Corporation, 7.83%,
 04/13/05                                            150,000      152,133
Federal Home Loan Mortgage Corporation, Pool #
 540341, 9.00%, 09/01/19                               5,024        5,335
Federal Home Loan Mortgage Corporation, Pool #
 360100, 9.00%, 04/01/20                              15,390       16,323
Federal National Mortgage Association, 7.55%,
 04/22/02                                             50,000       52,019
Federal National Mortgage Association, 7.70%,
 04/10/07                                            400,000      399,165
                                                              -----------
                                                                1,403,560
U S TREASURY SECURITIES--9.11%
U S Treasury Bonds, 6.00%, 02/15/26                  680,000      661,300
U S Treasury Notes, 5.875%, 02/15/04                 150,000      150,797
                                                              -----------
                                                                  812,097
                                                              -----------
                               TOTAL BONDS AND NOTES--28.05%
                                           (Cost $2,447,091)    2,501,938
                                                              -----------

                                                      FACE
COMMERCIAL PAPER                                     AMOUNT      VALUE
ELECTRIC POWER--5.94%
Indiana Michigan Power Company, 5.70%, 07/06/99     $157,000  $   156,876
Minnesota Power & Light Company, 5.45%, 07/02/99     373,000      372,943
                                                              -----------
                                                                  529,819
ENERGY - MISCELLANEOUS--3.84%
Penn Fuel Corporation, 5.15%, 07/01/99               342,000      342,000
FINANCIAL SERVICES--3.07%
Case Credit, 5.42%, 07/14/99                         274,000      273,463
PAPER/FOREST PRODUCT--1.43%
Potlatch Corporation, 5.20%, 07/08/99                128,000      127,870
RETAIL - SPECIALTY--8.88%
Mattel, Incorporated, 5.18%, 07/07/99                427,000      426,631
The Limited, Incorporated, 5.30%, 07/09/99           366,000      365,569
                                                              -----------
                                                                  792,200
                                                              -----------
                              TOTAL COMMERCIAL PAPER--23.16%
                                           (Cost $2,065,352)    2,065,352
                                                              -----------
                                   TOTAL INVESTMENTS--98.48%
                                           (Cost $7,213,113)    8,783,196
              CASH AND OTHER ASSETS, LESS LIABILITIES--1.52%      135,225
                                                              -----------
                                         NET ASSETS--100.00%  $ 8,918,421
                                                              -----------
                                                              -----------
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                                    STATED     MATURITY     FACE
                                                    RATE(%)      DATE      AMOUNT      VALUE
FEDERAL AGENCIES--
Federal Farm Credit Bank                                4.71    07/08/99  $ 603,000  $  602,445
Federal Farm Credit Bank                                4.74    07/01/99    451,000     451,000
Federal Farm Credit Bank                                4.78    07/12/99    491,000     490,280
Federal Farm Credit Bank                                4.90    08/19/99    329,000     326,802
Federal Home Loan Mortgage Corporation                  4.74    07/02/99    803,000     802,894
Federal Home Loan Mortgage Corporation                  4.77    07/20/99    237,000     236,400
Federal Home Loan Mortgage Corporation                  4.81    07/16/99    645,000     643,704
Federal Home Loan Mortgage Corporation                  4.83    07/13/99    386,000     385,376
Federal Home Loan Mortgage Corporation                  5.00    07/06/99    325,000     324,774
Federal National Mortgage Association                   4.73    07/19/99    500,000     498,811
Federal National Mortgage Association                   4.85    07/07/99    618,000     617,500
                                                                                     ----------
                                                    TOTAL FEDERAL AGENCIES--100.11%
                                                                  (Cost $5,379,986)   5,379,986
                                     LIABILITIES IN EXCESS OF OTHER ASSETS--(0.11%)      (5,792)
                                                                                     ----------
                                                                NET ASSETS--100.00%  $5,374,194
                                                                                     ----------
                                                                                     ----------

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------

                                                                      GROWTH       MANAGED     BALANCED   MONEY MARKET
                                                                     PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
ASSETS
Investments in securities, at value                                 $18,342,187  $18,034,387  $8,783,196   $5,379,986
Cash and cash equivalents                                                   836       37,810      98,539          218
Receivable for:
  Investment securities sold                                                 --           --         166           --
  Dividends                                                               9,180       14,890       2,533           --
  Interest                                                                   43           --      43,189          340
  Expense reimbursement                                                     647           37       1,848        1,833
                                                                    -----------  -----------  ----------  ------------
                                                      TOTAL ASSETS   18,352,893   18,087,124   8,929,471    5,382,377
LIABILITIES
Accrued:
  Investment advisory fee                                                 8,020        7,930       3,941        2,125
  Service fee                                                             4,010        3,965       1,970        1,063
Other liabilities                                                         5,262        5,633       5,139        4,995
                                                                    -----------  -----------  ----------  ------------
                                                 TOTAL LIABILITIES       17,292       17,528      11,050        8,183
                                                                    -----------  -----------  ----------  ------------
                                                        NET ASSETS  $18,335,601  $18,069,596  $8,918,421   $5,374,194
                                                                    -----------  -----------  ----------  ------------
                                                                    -----------  -----------  ----------  ------------
SHARES OUTSTANDING                                                    9,352,407    9,383,977   5,649,326    5,374,194
                                                                    -----------  -----------  ----------  ------------
                                                                    -----------  -----------  ----------  ------------
NET ASSET VALUE PER SHARE                                           $      1.96  $      1.93  $     1.58   $     1.00
                                                                    -----------  -----------  ----------  ------------
                                                                    -----------  -----------  ----------  ------------

STATEMENTS OF OPERATIONS  Six Months Ended June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------

                                                                        GROWTH     MANAGED     BALANCED   MONEY MARKET
                                                                      PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
INVESTMENT INCOME
Dividends                                                             $   83,417  $  106,026  $   25,691           --
Interest                                                                  61,217      73,544     120,385   $  116,863
                                                                      ----------  ----------  ----------  ------------
                                             TOTAL INVESTMENT INCOME     144,634     179,570     146,076      116,863
EXPENSES
Investment advisory fees                                                  41,027      40,280      20,143       12,017
Service fees                                                              20,514      20,140      10,071        6,008
Custody and transaction fees                                              10,271      11,275      10,581        7,404
Directors' fees and expenses                                               4,882       4,792       4,994        5,026
Professional fees                                                          1,719       1,581       2,070        2,191
Registration fees                                                            290         319         249          248
Insurance expenses                                                           335         335         335          335
                                                                      ----------  ----------  ----------  ------------
                                                      TOTAL EXPENSES      79,038      78,722      48,443       33,229
                                            LESS EXPENSES REIMBURSED      (8,903)     (4,547)    (12,157)     (12,204)
                                                                      ----------  ----------  ----------  ------------
                                                        NET EXPENSES      70,135      74,175      36,286       21,025
                                                                      ----------  ----------  ----------  ------------
INVESTMENT INCOME--NET                                                    74,499     105,395     109,790       95,838
                                                                      ----------  ----------  ----------  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                       168,286     203,222     343,039           --
  Change in unrealized appreciation (depreciation) of investments      1,158,305   1,274,137    (216,313)          --
                                                                      ----------  ----------  ----------  ------------
NET GAIN ON INVESTMENTS                                                1,326,591   1,477,359     126,726           --
                                                                      ----------  ----------  ----------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $1,401,090  $1,582,754  $  236,516   $   95,838
                                                                      ----------  ----------  ----------  ------------
                                                                      ----------  ----------  ----------  ------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

                                                                              (UNAUDITED)
                                                                              SIX MONTHS        YEAR
                                                                              ENDED JUNE        ENDED
                                                                                  30,       DECEMBER 31,
                                                                             -------------  -------------
                                                                                 1999           1998
                                                                             -------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                     $      74,499  $     132,590
  Net realized gain on investments                                                 168,286        267,352
  Change in unrealized appreciation                                              1,158,305      1,899,902
                                                                             -------------  -------------
  Net increase in net assets resulting from operations                           1,401,090      2,299,844
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                                --       (131,790)
  Capital gains                                                                         --       (495,322)
                                                                             -------------  -------------
  Total distributions to shareholders                                                   --       (627,112)
                                                                             -------------  -------------

CAPITAL SHARE TRANSACTIONS--Net                                                  1,232,582      2,902,281
                                                                             -------------  -------------
TOTAL INCREASE                                                                   2,633,672      4,575,013
NET ASSETS
  Beginning of period                                                           15,701,929     11,126,916
                                                                             -------------  -------------
  End of period                                                              $  18,335,601  $  15,701,929
                                                                             -------------  -------------
                                                                             -------------  -------------

MANAGED PORTFOLIO

                                                                              (UNAUDITED)
                                                                              SIX MONTHS        YEAR
                                                                                 ENDED          ENDED
                                                                               JUNE 30,     DECEMBER 31,
                                                                             -------------  -------------
                                                                                 1999           1998
                                                                             -------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                     $     105,395  $     179,573
  Net realized gain on investments                                                 203,222         80,897
  Change in unrealized appreciation                                              1,274,137      1,590,285
                                                                             -------------  -------------
  Net increase in net assets resulting from operations                           1,582,754      1,850,755
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                                --       (177,776)
  Capital gains                                                                         --       (251,773)
                                                                             -------------  -------------
  Total distributions to shareholders                                                   --       (429,549)
CAPITAL SHARE TRANSACTIONS--Net                                                  1,436,067      3,846,583
                                                                             -------------  -------------
TOTAL INCREASE                                                                   3,018,821      5,267,789
NET ASSETS
  Beginning of period                                                           15,050,775      9,782,986
                                                                             -------------  -------------
  End of period                                                              $  18,069,596  $  15,050,775
                                                                             -------------  -------------
                                                                             -------------  -------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                                               (UNAUDITED)
                                                                                SIX MONTHS       YEAR
                                                                                  ENDED         ENDED
                                                                                 JUNE 30,    DECEMBER 31,
                                                                               ------------  ------------
                                                                                   1999          1998
                                                                               ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                       $    109,790   $  183,621
  Net realized gain on investments                                                  343,039       67,581
  Change in unrealized appreciation (depreciation)                                 (216,313)     758,264
                                                                               ------------  ------------
  Net increase in net assets resulting from operations                              236,516    1,009,466
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                                 --     (185,328)
  Capital gains                                                                          --     (175,856)
                                                                               ------------  ------------
  Total distributions to shareholders                                                    --     (361,184)

CAPITAL SHARE TRANSACTIONS--Net                                                     854,687    1,584,014
                                                                               ------------  ------------
TOTAL INCREASE                                                                    1,091,203    2,232,296
NET ASSETS
  Beginning of period                                                             7,827,218    5,594,922
                                                                               ------------  ------------
  End of period                                                                $  8,918,421   $7,827,218
                                                                               ------------  ------------
                                                                               ------------  ------------

MONEY MARKET PORTFOLIO

                                                                                (UNAUDITED)
                                                                                 SIX MONTHS       YEAR
                                                                                   ENDED         ENDED
                                                                                  JUNE 30,    DECEMBER 31,
                                                                                ------------  ------------
                                                                                    1999          1998
                                                                                ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                        $     95,838   $  172,159
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                             (95,838)    (172,159)

CAPITAL SHARE TRANSACTIONS--Net                                                    1,020,374    1,533,151
                                                                                ------------  ------------
TOTAL INCREASE                                                                     1,020,374    1,533,151
NET ASSETS
  Beginning of period                                                              4,353,820    2,820,669
                                                                                ------------  ------------
  End of period                                                                 $  5,374,194   $4,353,820
                                                                                ------------  ------------
                                                                                ------------  ------------

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GROWTH PORTFOLIO

                                                 (UNAUDITED)
                                                  SIX MONTHS
                                                  ENDED JUNE
                                                     30,                           YEAR ENDED DECEMBER 31,
                                                 ------------  ---------------------------------------------------------------
                                                     1999         1998         1997         1996         1995         1994
                                                 ------------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period              $    1.81    $    1.60    $    1.45    $    1.27    $    1.04    $    1.08
Investment income--net                                 0.01         0.02         0.03         0.02         0.02         0.02
Net realized and unrealized gain on investments
 during the period                                     0.14         0.27         0.27         0.21         0.27         0.05
                                                 ------------  -----------  -----------  -----------  -----------  -----------
               Total from investment operations        0.15         0.29         0.30         0.23         0.29         0.07
Less distributions from
  Investment income--net                              --           (0.02)       (0.03)       (0.02)       (0.02)       (0.02)
  Capital gains                                       --           (0.06)       (0.12)       (0.03)       (0.04)       (0.09)
                                                 ------------  -----------  -----------  -----------  -----------  -----------
                            Total distributions       --           (0.08)       (0.15)       (0.05)       (0.06)       (0.11)
                                                 ------------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period                    $    1.96    $    1.81    $    1.60    $    1.45    $    1.27    $    1.04
                                                 ------------  -----------  -----------  -----------  -----------  -----------
                                                 ------------  -----------  -----------  -----------  -----------  -----------
Total return                                           8.29%       18.62%       20.72%       17.98%       28.50%        6.91%
                                                 ------------  -----------  -----------  -----------  -----------  -----------
                                                 ------------  -----------  -----------  -----------  -----------  -----------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)         $  18,336    $  15,702    $  11,127    $   7,278    $   4,781    $   3,037
Ratio of expenses to average net assets with
 reimbursement                                         0.85%        0.87%        0.87%        0.87%        0.87%        0.90%
Ratio of expenses to average net assets without
 reimbursement                                         0.96%        1.01%        1.09%        1.25%        1.32%        1.13%
Ratio of net investment income to average net
 assets                                                0.90%        1.00%        1.69%        1.84%        1.99%        2.04%
Portfolio turnover rate                                8.53%       25.75%       45.37%       21.24%       42.06%       46.18%

MANAGED PORTFOLIO

                                                 (UNAUDITED)
                                                  SIX MONTHS
                                                  ENDED JUNE
                                                     30,                           YEAR ENDED DECEMBER 31,
                                                 ------------  ---------------------------------------------------------------
                                                     1999         1998         1997         1996         1995         1994
                                                 ------------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Period              $    1.75    $    1.56    $    1.37    $    1.21    $    1.00    $    1.11
Investment income--net                                 0.01         0.02         0.03         0.03         0.03         0.02
Net realized and unrealized gain on investments
 during the period                                     0.17         0.22         0.28         0.19         0.24        --
                                                 ------------  -----------  -----------  -----------  -----------  -----------
               Total from investment operations        0.18         0.24         0.31         0.22         0.27         0.02
Less distributions from
  Investment income--net                              --           (0.02)       (0.03)       (0.03)       (0.03)       (0.03)
  Capital gains                                       --           (0.03)       (0.09)       (0.03)       (0.03)       (0.10)
                                                 ------------  -----------  -----------  -----------  -----------  -----------
                            Total distributions       --           (0.05)       (0.12)       (0.06)       (0.06)       (0.13)
                                                 ------------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period                    $    1.93    $    1.75    $    1.56    $    1.37    $    1.21    $    1.00
                                                 ------------  -----------  -----------  -----------  -----------  -----------
                                                 ------------  -----------  -----------  -----------  -----------  -----------
Total return                                          10.29%       15.85%       22.41%       17.69%       27.19%        1.35%
                                                 ------------  -----------  -----------  -----------  -----------  -----------
                                                 ------------  -----------  -----------  -----------  -----------  -----------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)         $  18,070    $  15,051    $   9,783    $   6,273    $   4,028    $   2,795
Ratio of expenses to average net assets with
 reimbursement                                         0.91%        0.93%        0.93%        0.93%        0.93%        0.98%
Ratio of expenses to average net assets without
 reimbursement                                         0.96%        0.99%        1.10%        1.14%        1.26%        1.23%
Ratio of net investment income to average net
 assets                                                1.29%        1.44%        1.91%        2.29%        2.57%        2.36%
Portfolio turnover rate                                8.17%       24.83%       35.08%       20.79%       30.87%       26.26%

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

BALANCED PORTFOLIO

                                       (UNAUDITED)
                                        SIX MONTHS
                                        ENDED JUNE
                                           30,                                YEAR ENDED DECEMBER 31,
                                       ------------  -------------------------------------------------------------------------
                                           1999          1998           1997           1996           1995           1994
                                       ------------  -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period    $    1.54    $    1.39      $    1.27      $    1.18      $    0.99      $    1.06
Investment income--net                       0.02         0.04           0.04           0.04           0.04           0.03
Net realized and unrealized gain on
 investments during the period               0.02         0.19           0.20           0.10           0.19          (0.03)
                                       ------------     ------         ------         ------         ------         ------
     Total from investment operations        0.04         0.23           0.24           0.14           0.23           0.00
Less distributions from
  Investment income--net                    --           (0.04)         (0.05)         (0.04)         (0.04)         (0.03)
  Capital gains                             --           (0.04)         (0.07)         (0.01)          --            (0.04)
                                       ------------     ------         ------         ------         ------         ------
                  Total distributions       --           (0.08)         (0.12)         (0.05)         (0.04)         (0.07)
                                       ------------     ------         ------         ------         ------         ------
Net Asset Value, End of Period          $    1.58    $    1.54      $    1.39      $    1.27      $    1.18      $    0.99
                                       ------------     ------         ------         ------         ------         ------
                                       ------------     ------         ------         ------         ------         ------
Total return                                 2.60%       16.58%         18.80%         12.23%         22.80%          0.15%
                                       ------------     ------         ------         ------         ------         ------
                                       ------------     ------         ------         ------         ------         ------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
 DATA
Net Assets, end of period (000's
 omitted)                               $   8,918    $   7,827      $   5,595      $   4,281      $   3,399      $   2,660
Ratio of expenses to average net
 assets with reimbursement                   0.90%        0.90%          0.90%          0.90%          0.90%          0.96%
Ratio of expenses to average net
 assets without reimbursement                1.20%        1.24%          1.30%          1.48%          1.37%          1.25%
Ratio of net investment income to
 average net assets                          2.71%        2.79%          3.43%          3.25%          3.19%          3.34%
                                            22.87%       14.14%         23.02%         16.71%         15.97%         46.14%

MONEY MARKET PORTFOLIO

                                       (UNAUDITED)
                                        SIX MONTHS
                                        ENDED JUNE
                                           30,                                YEAR ENDED DECEMBER 31,
                                       ------------  -------------------------------------------------------------------------
                                           1999          1998           1997           1996           1995           1994
                                       ------------  -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period    $    1.00    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
Investment income--net                       0.02         0.05           0.05           0.08           0.05           0.02
                                       ------------     ------         ------         ------         ------         ------
     Total from investment operations        0.02         0.05           0.05           0.08           0.05           0.02
Less distributions from
  Investment income--net                    (0.02)       (0.05)         (0.05)         (0.08)         (0.05)         (0.02)
                                       ------------     ------         ------         ------         ------         ------
                  Total distributions       (0.02)       (0.05)         (0.05)         (0.08)         (0.05)         (0.02)
                                       ------------     ------         ------         ------         ------         ------
Net Asset Value, End of Period          $    1.00    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                       ------------     ------         ------         ------         ------         ------
                                       ------------     ------         ------         ------         ------         ------
Total return                                 1.98%        4.65%          4.78%          4.61%          5.11%          3.31%
                                       ------------     ------         ------         ------         ------         ------
                                       ------------     ------         ------         ------         ------         ------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
 DATA
Net Assets, end of period (000's
 omitted)                               $   5,374    $   4,354      $   2,821      $   2,532      $   2,398      $   2,284
Ratio of expenses to average net
 assets with reimbursement                   0.87%        0.87%          0.87%          0.87%          0.87%          0.91%
Ratio of expenses to average net
 assets without reimbursement                1.37%        1.37%          1.23%          1.22%          1.21%          1.14%
Ratio of net investment income to
 average net assets                          3.96%        4.55%          4.62%          4.51%          5.03%          3.32%

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)  June 30, 1999
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Managed, Balanced and Money Market Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

INVESTMENT VALUATIONS:

GROWTH, MANAGED AND BALANCED PORTFOLIOS
Investments listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

MONEY MARKET PORTFOLIO
Investments are valued at amortized cost (premiums and discounts are amortized on a straight-line basis), which has been determined by the Fund's Board of Directors to closely approximate the fair value of such securities. The Fund intends to maintain a continuous net asset value per share of $1.00, rounded to the nearest cent.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 1998, the Growth Portfolio, Managed Portfolio and the Balanced Portfolio had capital loss carryforwards that will expire in 2006 of approximately $70,000, $24,000 and $14,000, respectively.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value. The Fund repurchases its shares at net asset value. Dividends and other distributions are recorded by the Fund on the ex-dividend date and may be reinvested at net asset value. For the Money Market Portfolio, distributions are computed daily and distributed monthly.

EXPENSES:
Operating expenses directly attributable to a portfolio are charged to that portfolio's operations. Expenses of the Fund, which are not directly attributable to the operations of any portfolio, are prorated among all portfolios of the Fund based on the relative net assets of each portfolio.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National.

The investment advisory agreement provides SM&R with a monthly advisory fee based on an annualized rate of 1/2 of 1% of the Fund's average daily net assets. For its fee, SM&R will provide investment advice and, in general, will conduct the management and investments of the Fund.

The administrative service agreement provides SM&R with a monthly service fee based on an annualized rate of 1/4 of 1% of the Fund's average daily net assets. For its fee, SM&R will provide certain administrative services for the Fund.

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including outside director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

All offering and organization costs were paid by American National. Effective May 1, 1994, SM&R has agreed to reimburse the Fund for expenses of any kind (exclusive of interest, commissions and other expenses incidental to portfolio transactions) which exceed the following percentages of each portfolio's average daily net assets:

Growth        0.87%
Managed       0.93%
Balanced      0.90%
Money Market  0.87%

Prior to May 1, 1994, the reimbursement percentage was 1.50% of each portfolio's average daily net assets.

As of June 30, 1999 SM&R and American National had the following ownership in the Portfolios:

                                                                  AMERICAN NATIONAL            AMERICAN NATIONAL
                                            SM&R                 CORPORATE ACCOUNTS            SEPARATE ACCOUNTS
                                 --------------------------  ---------------------------  ---------------------------
                                              PERCENT OF                   PERCENT OF                   PERCENT OF
                                                SHARES                       SHARES                       SHARES
                                  SHARES      OUTSTANDING      SHARES      OUTSTANDING      SHARES      OUTSTANDING
Growth                             378,835         4.05%      2,660,840        28.45%      6,312,732        67.50%
Managed                            372,468         3.97%      2,612,361        27.84%      6,399,148        68.19%
Balanced                           367,014         6.50%      2,571,632        45.52%      2,710,680        47.98%
Money Market                       343,435         6.39%      2,405,271        44.75%      2,625,488        48.86%

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper, were as follows:

                                                       PURCHASES       SALES
Growth                                                $  1,216,322  $  1,607,518
Managed                                               $  1,107,165  $  1,641,024
Balanced                                              $  1,460,395  $  1,477,382

Gross unrealized appreciation and depreciation as of June 30, 1999 were as follows:

                                                       APPRECIATION  DEPRECIATION
Growth                                                 $  5,825,134   $ 632,179
Managed                                                $  5,412,429   $ 564,944
Balanced                                               $  1,762,988   $ 192,905

NOTE 4--CAPITAL STOCK

GROWTH PORTFOLIO

                                                                      (Unaudited)
                                                                   SIX MONTHS ENDED            YEAR ENDED
                                                                     JUNE 30, 1999          DECEMBER 31, 1998
                                                                -----------------------  -----------------------
                                                                  SHARES      AMOUNT       SHARES      AMOUNT
                                                                ----------  -----------  ----------  -----------
  Sale of capital shares                                           881,758  $ 1,627,967   1,744,719  $ 2,975,649
  Investment income dividends reinvested                            --          --           75,309      131,790
  Distributions made from net realized gains reinvested             --          --          315,491      495,322
                                                                ----------  -----------  ----------  -----------
  Subtotals                                                        881,758    1,627,967   2,135,519    3,602,761
  Redemptions of capital shares                                   (212,939)    (395,385)   (413,303)    (700,480)
                                                                ----------  -----------  ----------  -----------
  Net increase in capital shares outstanding                       668,819  $ 1,232,582   1,722,216  $ 2,902,281
                                                                            -----------              -----------
                                                                            -----------              -----------
  Shares outstanding at beginning of period                      8,683,588                6,961,372
                                                                ----------               ----------
  Shares outstanding at end of period                            9,352,407                8,683,588
                                                                ----------               ----------
                                                                ----------               ----------
  The components of net assets at June 30, 1999, are as
   follows:
  Capital Stock--9,352,407 shares of $.01 par value
   outstanding (115,000,000 authorized)(par and additional
   paid-in capital)                                                         $12,970,111
  Undistributed net investment income                                            74,499
  Accumulated net realized gain on investments                                   98,036
  Net unrealized appreciation of investments                                  5,192,955
                                                                            -----------
  Net assets                                                                $18,335,601
                                                                            -----------
                                                                            -----------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

MANAGED PORTFOLIO

                                                                      (Unaudited)
                                                                   SIX MONTHS ENDED            YEAR ENDED
                                                                     JUNE 30, 1999          DECEMBER 31, 1998
                                                                -----------------------  -----------------------
                                                                  SHARES      AMOUNT       SHARES      AMOUNT
                                                                ----------  -----------  ----------  -----------
  Sale of capital shares                                         1,122,881  $ 2,006,479   2,507,388  $ 4,170,741
  Investment income dividends reinvested                            --          --          103,963      177,776
  Distributions made from net realized gains reinvested             --          --          162,434      251,773
                                                                ----------  -----------  ----------  -----------
  Subtotals                                                      1,122,881    2,006,479   2,773,785    4,600,290
  Redemptions of capital shares                                   (316,542)    (570,412)   (461,532)    (753,707)
                                                                ----------  -----------  ----------  -----------
  Net increase in capital shares outstanding                       806,339  $ 1,436,067   2,312,253  $ 3,846,583
                                                                            -----------              -----------
                                                                            -----------              -----------
  Shares outstanding at beginning of period                      8,577,638                6,265,385
                                                                ----------               ----------
  Shares outstanding at end of period                            9,383,977                8,577,638
                                                                ----------               ----------
                                                                ----------               ----------
  The components of net assets at June 30, 1999, are as follows:
  Capital Stock--9,383,977 shares of $.01 par value
   outstanding (120,000,000 authorized)(par and additional
   paid-in capital)                                                         $12,937,017
  Undistributed net investment income                                           105,395
  Accumulated net realized gain on investments                                  179,699
  Net unrealized appreciation of investments                                  4,847,485
                                                                            -----------
  Net assets                                                                $18,069,596
                                                                            -----------
                                                                            -----------

BALANCED PORTFOLIO

                                                                      (Unaudited)
                                                                   SIX MONTHS ENDED            YEAR ENDED
                                                                     JUNE 30, 1999          DECEMBER 31, 1998
                                                                -----------------------  -----------------------
                                                                  SHARES      AMOUNT       SHARES      AMOUNT
                                                                ----------  -----------  ----------  -----------
  Sale of capital shares                                           712,136  $ 1,097,482   1,000,879  $ 1,484,090
  Investment income dividends reinvested                            --          --          123,552      185,328
  Distributions made from net realized gains reinvested             --          --          123,843      175,856
                                                                ----------  -----------  ----------  -----------
  Subtotals                                                        712,136    1,097,482   1,248,274    1,845,274
  Redemptions of capital shares                                   (157,678)    (242,795)   (177,843)    (261,260)
                                                                ----------  -----------  ----------  -----------
  Net increase in capital shares outstanding                       554,458  $   854,687   1,070,431  $ 1,584,014
                                                                            -----------              -----------
                                                                            -----------              -----------
  Shares outstanding at beginning of period                      5,094,868                4,024,437
                                                                ----------               ----------
  Shares outstanding at end of period                            5,649,326                5,094,868
                                                                ----------               ----------
                                                                ----------               ----------
  The components of net assets at June 30, 1999, are as
   follows:
  Capital Stock--5,649,326 shares of $.01 par value
   outstanding (115,000,000 authorized)(par and additional
   paid-in capital)                                                         $ 6,909,988
  Undistributed net investment income                                           109,790
  Accumulated net realized gain on investments                                  328,560
  Net unrealized appreciation of investments                                  1,570,083
                                                                            -----------
  Net assets                                                                $ 8,918,421
                                                                            -----------
                                                                            -----------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

MONEY MARKET PORTFOLIO

                                                                      (Unaudited)

                                                                   SIX MONTHS ENDED            YEAR ENDED
                                                                     JUNE 30, 1999          DECEMBER 31, 1998
                                                                -----------------------  -----------------------
                                                                  SHARES      AMOUNT       SHARES      AMOUNT
                                                                ----------  -----------  ----------  -----------
  Sales of capital shares                                       11,089,254  $11,089,254  14,329,299  $14,329,299
  Investment income dividends reinvested                            95,812       95,812     172,322      172,322
                                                                ----------  -----------  ----------  -----------
  Subtotals                                                     11,185,066   11,185,066  14,501,621   14,501,621
  Redemptions of capital shares                                 (10,164,692) (10,164,692) (12,968,470) (12,968,470)
                                                                ----------  -----------  ----------  -----------
  Net increase in capital shares outstanding                     1,020,374  $ 1,020,374   1,533,151  $ 1,533,151
                                                                            -----------              -----------
                                                                            -----------              -----------
  Shares outstanding at beginning of period                      4,353,820                2,820,669
                                                                ----------               ----------
  Shares outstanding at end of period                            5,374,194                4,353,820
                                                                ----------               ----------
                                                                ----------               ----------
  The components of net assets at June 30, 1999, are as
   follows:
  Capital Stock--5,374,194 shares of $.01 par value
   outstanding (1,050,000,000 authorized)(par and additional
   paid-in capital)                                                         $ 5,374,194
                                                                            -----------
  Net assets                                                                $ 5,374,194
                                                                            -----------
                                                                            -----------

                                        AMERICAN
                                        NATIONAL
                                        INVESTMENT
                                        ACCOUNTS
                                        INC.
                                                      / / GROWTH PORTFOLIO
                                                      / / MANAGED PORTFOLIO
                                                      / / BALANCED PORTFOLIO
                                                      / / MONEY MARKET PORTFOLIO

                                                          SEMI-ANNUAL REPORT
                                                        JUNE 30, 1999

                                                     "The financial statements
                                                     contained herein are
                                                     included for the general
                                                     information of our
                                                     shareholders. This annual
                                                     report is not authorized
                                                     for distribution to
                                                     prospective investors
                                                     unless preceded or
                                                     accompanied by an effective
                                                     prospectus."

                                                 Form 9429
                                                 Securities Management and
                                                 Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969

                                FIRST-CLASS MAIL
                                  U.S. POSTAGE
                                      PAID
                                 PERMIT NO. 89
                                GALVESTON, TEXAS